Condensed Schedule Of Investments (U.S. Treasury Notes) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013 U.S. Treasury Notes, 1.250%, 03/15/2014 [Member]	Dec. 31, 2013 U.S. Treasury Notes, 1.000%, 05/15/2014 [Member]	Dec. 31, 2013 U.S. Treasury Notes, 0.625%, 07/15/2014 [Member]	Dec. 31, 2013 U.S. Treasury Notes, 0.250%, 09/15/2014 [Member]	Dec. 31, 2012 U.S. Treasury Notes, 0.625%, 02/28/2013 [Member]	Dec. 31, 2012 U.S. Treasury Notes, 3.375%, 07/31/2013 [Member]	Dec. 31, 2012 U.S. Treasury Notes, 0.125%, 09/30/2013 [Member]	Dec. 31, 2012 U.S. Treasury Notes, 0.500%, 11/15/2013 [Member]	Dec. 31, 2013 U.S. Treasury Notes [Member]	Dec. 31, 2012 U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate	1.25%	1.00%	0.625%	0.25%	0.625%	3.375%	0.125%	0.50%
Investment Maturity Date	Mar. 15, 2014	May 15, 2014	Jul. 15, 2014	Sep. 15, 2014	Feb. 28, 2013	Jul. 31, 2013	Sep. 30, 2013	Nov. 15, 2013
Amortized Cost of U.S. Treasury Notes									$ 109,506,226	$ 140,097,461